COMMITMENTS AND CONTINGENCIES (Details)	Feb. 04, 2021 D USD ($) $ / shares shares
Other Commitments [Line Items]
Underwriter over-allotment purchase period | D	45
Price per share (in dollars per share)	$ 10.00
Over-Allotment Option
Other Commitments [Line Items]
Number of shares issuable in transaction | shares	13,050,000
Number of shares issued (in shares) | shares	13,000,000
Number of shares cancelled (in shares) | $	50,000
Underwriter discount per share (in dollars per share)	$ 0.20
Deferred underwriting commission (in dollars per share)	$ 0.35